Investment Managers Series Trust
803 W. Michigan Street
Milwaukee, Wisconsin  53233

January 6, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719 on behalf of EuroPac International Dividend Income Fund (the “Fund”)

Dear Sir or Madam:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please the final form of the Prospectus and Statement of Additional Information, each dated December 23, 2013 of the Fund, a series of the Trust.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1360.

Sincerely,

/s/ JOY AUSILI
Joy Ausili
Investment Managers Series Trust